CONSOLIDATED BALANCE SHEETS 10Q (Parenthetical) - $ / shares	Sep. 30, 2021	Feb. 21, 2021	Jan. 26, 2021	Jan. 25, 2021	Dec. 31, 2020	Dec. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001				$ 0.0001		$ 0.0001
Common stock, authorized (in shares)	93,000,000	93,000,000	90,000,000	100,000,000	100,000,000	75,000,000	75,000,000
Common stock, issued (in shares)	11,798,521				11,066,936	15,553,235	14,859,315
Common stock, outstanding (in shares)	11,798,521				11,066,936		14,859,315